Land-Use Rights, Net - Schedule of Estimated Future Amortization Expenses (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Estimated Future Amortization Expenses [Abstract]
Fiscal year 2025	$ 47,889
Fiscal year 2026	47,889
Fiscal year 2027	47,889
Thereafter	1,924,608
Total	$ 2,068,275	$ 2,179,783	$ 2,289,089